Document and Entity Information	Aug. 19, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-36713
Entity Registrant Name	LIBERTY BROADBAND CORPORATION
Entity Central Index Key	0001611983
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1211994
Entity Address, Address Line One	400 Washington Blvd.
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	905-7801
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series A common stock
Trading Symbol	LBRDA
Security Exchange Name	NASDAQ
Common Class C [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series C common stock
Trading Symbol	LBRDK
Security Exchange Name	NASDAQ
Series A Cumulative Redeemable preferred stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series A Cumulative Redeemable preferred stock
Trading Symbol	LBRDP
Security Exchange Name	NASDAQ